Short-Term and Long-Term Borrowings (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Short-Term and Long-Term Borrowings [Line Items]
Bank loans	$ 1,370,614	$ 5,215,436
Short term borrowings bear interest	5.12%
Interest expense borrowings	$ 315,012	499,708	$ 370,847
Total amount of loans	7,879,608	6,823,293
Long-term borrowing amount	46,670
Bank loan	274,123
Deposit	302,906
Restricted cash	302,906	150,973
Short-Term Debt [Member]
Short-Term and Long-Term Borrowings [Line Items]
Short term borrowing interest expense	998,758	1,536,169	1,001,575
Total amount of loans	$ 16,036,184	$ 14,469,670
Mr. Tao Ling [Member]
Short-Term and Long-Term Borrowings [Line Items]
Bank loan guaranteed			$ 9,594,299